DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Value	$ 1,098,132	$ 823,585
Asset conversion swaps
Derivative [Line Items]
Notional Value	$ 1,098,132
Average Maturity (years)	4 years 11 months
Fair Value	$ (154)
Weighted-Average Rate Receive	3.50%
Weighted-Average Rate Pay	3.52%
Asset conversion swaps | Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value	$ 5,216
Average Maturity (years)	1 year 7 months
Fair Value	$ (120)
Weighted-Average Rate Receive	2.21%
Weighted-Average Rate Pay	6.95%
Asset conversion swaps | Matched interest rate swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Notional Value	$ 546,458
Average Maturity (years)	4 years 11 months
Fair Value	$ 13,937
Weighted-Average Rate Receive	4.41%
Weighted-Average Rate Pay	2.60%
Asset conversion swaps | Matched interest rate swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	$ 546,458
Average Maturity (years)	4 years 11 months
Fair Value	$ (13,971)
Weighted-Average Rate Receive	2.60%
Weighted-Average Rate Pay	4.41%